                                    EMERALD FUNDS

                                     EQUITY FUND
                                    BALANCED FUND
                              SMALL CAPITALIZATION FUND
                                  MANAGED BOND FUND

                      INSTITUTIONAL SHARES FOR BARNETT EMPLOYEE
                           SAVINGS AND THRIFT (BEST) PLAN

                            SUPPLEMENT DATED MARCH 3, 1998
                          TO PROSPECTUS DATED APRIL 1, 1997



          The following individuals, each a portfolio manager of Barnett Capital Advisors, Inc. ("Barnett"), have assumed portfolio management responsibilities for the Funds listed below:

EQUITY FUND - Jeffrey Moser, CFA, is part of the Barnett team responsible for the day-to-day management of the Equity Fund. Mr. Moser is also a Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc. ("TradeStreet"), an investment advisory subsidiary of NationsBank, N.A. ("NationsBank"). Mr. Moser has worked for NationsBank and its affiliated companies since 1983. Mr. Moser graduated Phi Beta Kappa with a BS in Mathematics from Wake Forest University. He is a member of the Association for Investment Management and Research ("AIMR"). He has 15 years of investment experience.

BALANCED FUND - Julie L. Hale, CFA, is part of the Barnett team responsible for the day-to-day management of the Balanced Fund. Ms. Hale is also a Senior Product Manager, Equity Management for TradeStreet. Previously, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Hale received a BS in Business and Finance from Mount St. Mary's College and an MBA from Kent State University. She is a member of AIMR and the World Affairs Council of Washington D.C. She has 17 years of investment experience.

SMALL CAPITALIZATION FUND - C. Thomas Clapp, CFA, and Scott Billeadeau, CFA, are part of the Barnett team responsible for the day-to-day management of the Small Capitalization Fund. Mr. Clapp is also a Director of Equities for TradeStreet. Prior to coming to NationsBank, Mr. Clapp was a research analyst and institutional portfolio manager for the Capital Management Group at First Union National Bank and a Senior Portfolio Manager of the Royal Insurance Group. Mr. Clapp received a BA in Economics from the University of North Carolina at Chapel Hill and an MBA from the University of South Carolina. He is a member of AIMR and has 14 years of investment experience. Mr. Billeadeau is also a Senior Portfolio Manager, Equity Management for TradeStreet. Prior to June 1997, Mr. Billeadeau was a Senior Analyst and Senior Portfolio Manager for BankAmerica. Mr. Billeadeau received a BA in Economics from Princeton University. He is a member of AIMR, as well as the Seattle Society of Securities Analysts. He has 12 years of investment experience.

MANAGED BOND FUND - Gregory H. Cobb is part of the Barnett team responsible for the day-to-day management of the Managed Bond Fund. Mr. Cobb is also a Senior Product Manager, Fixed Income Management for TradeStreet. Previously, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb received a BA in Economics from the University of North Carolina at Chapel Hill. He has 11 years of investment experience.

                                    EMERALD FUNDS

                                     EQUITY FUND
                                  EQUITY VALUE FUND
                                    BALANCED FUND
                              SMALL CAPITALIZATION FUND
                                 MANAGED BOND FUND
                             SHORT-TERM FIXED INCOME FUND
                           U.S. GOVERNMENT SECURITIES FUND

                 INSTITUTIONAL SHARES FOR QUALIFIED RETIREMENT PLANS

                            SUPPLEMENT DATED MARCH 3, 1998
                          TO PROSPECTUS DATED APRIL 1, 1997



          The following individuals, each a portfolio manager of Barnett Capital Advisors, Inc. ("Barnett"), have assumed portfolio management responsibilities for the Funds listed below:

EQUITY FUND - Jeffrey Moser, CFA, is part of the Barnett team responsible for the day-to-day management of the Equity Fund. Mr. Moser is also a Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc. ("TradeStreet"), an investment advisory subsidiary of NationsBank, N.A. ("NationsBank"). Mr. Moser has worked for NationsBank and its affiliated companies since 1983. Mr. Moser graduated Phi Beta Kappa with a BS in Mathematics from Wake Forest University. He is a member of the Association for Investment Management and Research ("AIMR"). He has 15 years of investment experience.

EQUITY VALUE FUND - Sharon M. Herrmann, CFA, is part of the Barnett team responsible for the day-to-day management of the Equity Value Fund. Ms. Herrmann is also a Director of Equity Management for TradeStreet. She has worked for NationsBank and its affiliated companies since 1981. She attended Virginia Wesleyan College and is a member of AIMR. She has 17 years of investment experience.

BALANCED FUND - Julie L. Hale, CFA, is part of the Barnett team responsible for the day-to-day management of the Balanced Fund. Ms. Hale is also a Senior Product Manager, Equity Management for TradeStreet. Previously, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Hale received a BS in Business and Finance from Mount St. Mary's College and an MBA from Kent State University. She is a member of AIMR and the World Affairs Council of Washington D.C. She has 17 years of investment experience.

SMALL CAPITALIZATION FUND - C. Thomas Clapp, CFA, and Scott Billeadeau, CFA, are part of the Barnett team responsible for the day-to-day management of the Small Capitalization Fund. Mr. Clapp is also a Director of Equities for TradeStreet. Prior to coming to NationsBank, Mr. Clapp was a research analyst and institutional portfolio manager for the Capital Management Group at First Union National Bank and a Senior Portfolio Manager of the Royal Insurance Group. Mr. Clapp received a BA in Economics from the University of North Carolina at Chapel Hill and an MBA from the University of South Carolina. He is a member of AIMR and has 14 years of investment experience. Mr. Billeadeau is also a Senior Portfolio Manager, Equity Management for TradeStreet. Prior to June 1997, Mr. Billeadeau was a Senior Analyst and Senior Portfolio Manager for BankAmerica. Mr. Billeadeau received a BA in Economics from Princeton University. He is a member of AIMR, as well as the Seattle Society of Securities Analysts. He has 12 years of investment experience.

MANAGED BOND FUND - Gregory H. Cobb is part of the Barnett team responsible for the day-to-day management of the Managed Bond Fund. Mr. Cobb is also a Senior Product Manager, Fixed Income Management for TradeStreet. Previously, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb received a BA in Economics from the University of North Carolina at Chapel Hill. He has 11 years of investment experience.

SHORT-TERM FIXED INCOME FUND - J. Patrick Frith, CFA, is part of the Barnett team responsible for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Frith is also a Portfolio Manager, Fixed Income Management for TradeStreet. Previously, he managed other fixed-income investment products for TradeStreet. Mr. Frith received a BS from the University of Virginia with a double-major in Marketing and Management Information Systems. He also received an MBA from the Colgate Darden Graduate School of Business Administration at the University of Virginia. He is a member of AIMR. He has 8 years of investment experience.

U.S. GOVERNMENT SECURITIES FUND - Christopher G. Gunster, CFA, is part of the Barnett team responsible for the day-to-day management of the U.S. Government Securities Fund. Mr. Gunster is also a Portfolio Manager, Fixed Income Management at TradeStreet. Previously, he was Assistant Vice President for the Investment Management Group at NationsBank. Mr. Gunster received a BA from Kenyon College and an MBA in Finance from Babson Graduate School of Business. He is a member of AIMR and has 11 years of investment experience.

                                    EMERALD FUNDS

                                     EQUITY FUND
                                  EQUITY VALUE FUND
                                    BALANCED FUND
                              SMALL CAPITALIZATION FUND
                                 MANAGED BOND FUND
                             SHORT-TERM FIXED INCOME FUND
                           U.S. GOVERNMENT SECURITIES FUND
                               FLORIDA TAX-EXEMPT FUND

                   INSTITUTIONAL SHARES FOR BARNETT PRIVATE CLIENTS

                            SUPPLEMENT DATED MARCH 3, 1998
                          TO PROSPECTUS DATED APRIL 1, 1997



          The following individuals, each a portfolio manager of Barnett Capital Advisors, Inc. ("Barnett"), have assumed portfolio management responsibilities for the Funds listed below:

EQUITY FUND - Jeffrey Moser, CFA, is part of the Barnett team responsible for the day-to-day management of the Equity Fund. Mr. Moser is also a Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc. ("TradeStreet"), an investment advisory subsidiary of NationsBank, N.A. ("NationsBank"). Mr. Moser has worked for NationsBank and its affiliated companies since 1983. Mr. Moser graduated Phi Beta Kappa with a BS in Mathematics from Wake Forest University. He is a member of the Association for Investment Management and Research ("AIMR"). He has 15 years of investment experience.

EQUITY VALUE FUND - Sharon M. Herrmann, CFA, is part of the Barnett team responsible for the day-to-day management of the Equity Value Fund. Ms. Herrmann is also a Director of Equity Management for TradeStreet. She has worked for NationsBank and its affiliated companies since 1981. She attended Virginia Wesleyan College and is a member of AIMR. She has 17 years of investment experience.

BALANCED FUND - Julie L. Hale, CFA, is part of the Barnett team responsible for the day-to-day management of the Balanced Fund. Ms. Hale is also a Senior Product Manager, Equity Management for TradeStreet. Previously, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Hale received a BS in Business and Finance from Mount St. Mary's College and an MBA from Kent State University. She is a member of AIMR and the World Affairs Council of Washington D.C. She has 17 years of investment experience.

SMALL CAPITALIZATION FUND - C. Thomas Clapp, CFA, and Scott Billeadeau, CFA, are part of the Barnett team responsible for the day-to-day management of the Small Capitalization Fund. Mr.

Clapp is also a Director of Equities for TradeStreet. Prior to coming to NationsBank, Mr. Clapp was a research analyst and institutional portfolio manager for the Capital Management Group at First Union National Bank and a Senior Portfolio Manager of the Royal Insurance Group. Mr. Clapp received a BA in Economics from the University of North Carolina at Chapel Hill and an MBA from the University of South Carolina. He is a member of AIMR and has 14 years of investment experience. Mr. Billeadeau is also a Senior Portfolio Manager, Equity Management for TradeStreet. Prior to June 1997, Mr. Billeadeau was a Senior Analyst and Senior Portfolio Manager for BankAmerica. Mr. Billeadeau received a BA in Economics from Princeton University. He is a member of AIMR, as well as the Seattle Society of Securities Analysts. He has 12 years of investment experience.

MANAGED BOND FUND - Gregory H. Cobb is part of the Barnett team responsible for the day-to-day management of the Managed Bond Fund. Mr. Cobb is also a Senior Product Manager, Fixed Income Management for TradeStreet. Previously, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb received a BA in Economics from the University of North Carolina at Chapel Hill. He has 11 years of investment experience.

SHORT-TERM FIXED INCOME FUND - J. Patrick Frith, CFA, is part of the Barnett team responsible for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Frith is also a Portfolio Manager, Fixed Income Management for TradeStreet. Previously, he managed other fixed-income investment products for TradeStreet. Mr. Frith received a BS from the University of Virginia with a double-major in Marketing and Management Information Systems. He also received an MBA from the Colgate Darden Graduate School of Business Administration at the University of Virginia. He is a member of AIMR. He has 8 years of investment experience.

U.S. GOVERNMENT SECURITIES FUND - Christopher G. Gunster, CFA, is part of the Barnett team responsible for the day-to-day management of the U.S. Government Securities Fund. Mr. Gunster is also a Portfolio Manager, Fixed Income Management at TradeStreet. Previously, he was Assistant Vice President for the Investment Management Group at NationsBank. Mr. Gunster received a BA from Kenyon College and an MBA in Finance from Babson Graduate School of Business. He is a member of AIMR and has 11 years of investment experience.

FLORIDA TAX-EXEMPT FUND - Michele Poirier is part of the Barnett team responsible for the day-to-day management of the Florida Tax-Exempt Fund. Ms. Poirier is Director, Municipal Fixed Income Management, at TradeStreet. Ms. Poirier received a BA in Marketing from Georgia State University. She has 24 years of investment experience.

                                    EMERALD FUNDS

                                     EQUITY FUND,
                                  EQUITY VALUE FUND,
                                    BALANCED FUND,
                              SMALL CAPITALIZATION FUND,
                                  MANAGED BOND FUND,
                            SHORT-TERM FIXED INCOME FUND,
                           U.S. GOVERNMENT SECURITIES FUND,
                               FLORIDA TAX-EXEMPT FUND

                                    RETAIL SHARES

                            SUPPLEMENT DATED MARCH 3, 1998
                          TO PROSPECTUS DATED APRIL 1, 1997



          The following individuals, each a portfolio manager of Barnett Capital Advisors, Inc. ("Barnett"), have assumed portfolio management responsibilities for the Funds listed below:

EQUITY FUND - Jeffrey Moser, CFA, is part of the Barnett team responsible for the day-to-day management of the Equity Fund. Mr. Moser is also a Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc. ("TradeStreet"), an investment advisory subsidiary of NationsBank, N.A. ("NationsBank"). Mr. Moser has worked for NationsBank and its affiliated companies since 1983. Mr. Moser graduated Phi Beta Kappa with a BS in Mathematics from Wake Forest University. He is a member of the Association for Investment Management and Research ("AIMR"). He has 15 years of investment experience.

EQUITY VALUE FUND - Sharon M. Herrmann, CFA, is part of the Barnett team responsible for the day-to-day management of the Equity Value Fund. Ms. Herrmann is also a Director of Equity Management for TradeStreet. She has worked for NationsBank and its affiliated companies since 1981. She attended Virginia Wesleyan College and is a member of AIMR. She has 17 years of investment experience.

BALANCED FUND - Julie L. Hale, CFA, is part of the Barnett team responsible for the day-to-day management of the Balanced Fund. Ms. Hale is also a Senior Product Manager, Equity Management for TradeStreet. Previously, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Hale received a BS in Business and Finance from Mount St. Mary's College and an MBA from Kent State University. She is a member of AIMR and the World Affairs Council of Washington D.C. She has 17 years of investment experience.

SMALL CAPITALIZATION FUND - C. Thomas Clapp, CFA, and Scott Billeadeau, CFA, are part of the Barnett team responsible for the day-to-day management of the Small Capitalization Fund. Mr.

Clapp is also a Director of Equities for TradeStreet. Prior to coming to NationsBank, Mr. Clapp was a research analyst and institutional portfolio manager for the Capital Management Group at First Union National Bank and a Senior Portfolio Manager of the Royal Insurance Group. Mr. Clapp received a BA in Economics from the University of North Carolina at Chapel Hill and an MBA from the University of South Carolina. He is a member of AIMR and has 14 years of investment experience. Mr. Billeadeau is also a Senior Portfolio Manager, Equity Management for TradeStreet. Prior to June 1997, Mr. Billeadeau was a Senior Analyst and Senior Portfolio Manager for BankAmerica. Mr. Billeadeau received a BA in Economics from Princeton University. He is a member of AIMR, as well as the Seattle Society of Securities Analysts. He has 12 years of investment experience.

MANAGED BOND FUND - Gregory H. Cobb is part of the Barnett team responsible for the day-to-day management of the Managed Bond Fund. Mr. Cobb is also a Senior Product Manager, Fixed Income Management for TradeStreet. Previously, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb received a BA in Economics from the University of North Carolina at Chapel Hill. He has 11 years of investment experience.

SHORT-TERM FIXED INCOME FUND - J. Patrick Frith, CFA, is part of the Barnett team responsible for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Frith is also a Portfolio Manager, Fixed Income Management for TradeStreet. Previously, he managed other fixed-income investment products for TradeStreet. Mr. Frith received a BS from the University of Virginia with a double-major in Marketing and Management Information Systems. He also received an MBA from the Colgate Darden Graduate School of Business Administration at the University of Virginia. He is a member of AIMR. He has 8 years of investment experience.

U.S. GOVERNMENT SECURITIES FUND - Christopher G. Gunster, CFA, is part of the Barnett team responsible for the day-to-day management of the U.S. Government Securities Fund. Mr. Gunster is also a Portfolio Manager, Fixed Income Management at TradeStreet. Previously, he was Assistant Vice President for the Investment Management Group at NationsBank. Mr. Gunster received a BA from Kenyon College and an MBA in Finance from Babson Graduate School of Business. He is a member of AIMR and has 11 years of investment experience.

FLORIDA TAX-EXEMPT FUND - Michele Poirier is part of the Barnett team responsible for the day-to-day management of the Florida Tax-Exempt Fund. Ms. Poirier is Director, Municipal Fixed Income Management, at TradeStreet. Ms. Poirier received a BA in Marketing from Georgia State University. She has 24 years of investment experience.